Share-based Compensation - Share Options - Additional Information (Details) - USD ($)		1 Months Ended							12 Months Ended
	Mar. 05, 2015	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Oct. 31, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 25, 2016	Mar. 09, 2016	Oct. 22, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized	4,140,945											7,369,767	7,369,767	7,369,767
Contractual term	10 years
Vesting period	5 years
Options granted									264,480	2,918,993	4,309,232
Exercise price of options									$ 8.76	$ 1.53	$ 0.60
Weighted-average grant-date fair value of options granted									$ 13.92	$ 6.94	$ 1.62
Management and employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual term		10 years	10 years		10 years	10 years	10 years	10 years
Vesting period		5 years			5 years	5 years	5 years	5 years
Options granted		101,584	158,313		1,760,368	1,157,793	3,438,783	870,449
Exercise price of options		$ 18.0	$ 3.0		$ 1.74	$ 1.2	$ 0.6	$ 0.6
Management and employees | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Management and employees | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			5 years
Management and employees | Vesting one year after the grant date and the remainder monthly basis thereafter
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage							20.00%	20.00%
Management and employees | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage		20.00%			20.00%	20.00%
Management and employees | Vesting anniversary year after the grant date | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			25.00%
Management and employees | Vesting anniversary year after the grant date | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			20.00%
Individual Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual term			10 years	10 years	10 years
Vesting period			3 years	3 years	3 years
Options granted			4,583	416	416
Exercise price of options			$ 3.0	$ 1.74	$ 1.74
Individual Advisors | Vesting anniversary year after the grant date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			33.33%	33.33%	33.33%
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	20.00%
Compensation expense									$ 4,751,933	$ 3,524,733	$ 419,709
Unrecognized compensation expense related to unvested share options granted									$ 18,419,319
Recognized over a weighted-average period									3 years 18 days